Expense Example, No Redemption {- Fidelity Advisor® Industrials Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Industrials Fund	Sep. 29, 2020 USD ($)
Fidelity Advisor Industrials Fund-Class A
Expense Example, No Redemption:
1 Year	$ 676
3 Years	890
5 Years	1,121
10 Years	1,784
Fidelity Advisor Industrials Fund-Class M
Expense Example, No Redemption:
1 Year	479
3 Years	751
5 Years	1,043
10 Years	1,874
Fidelity Advisor Industrials Fund-Class C
Expense Example, No Redemption:
1 Year	184
3 Years	569
5 Years	980
10 Years	2,127
Fidelity Advisor Industrials Fund - Class I
Expense Example, No Redemption:
1 Year	80
3 Years	249
5 Years	433
10 Years	966
Class Z
Expense Example, No Redemption:
1 Year	66
3 Years	208
5 Years	362
10 Years	$ 810